Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Assets held in the trust account	$ 345,050,341	$ 345,019,584
Interest earned	$ 11,667	$ 11,667